Mortgage Loans (Tables)	12 Months Ended
Dec. 31, 2018
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Abstract]
Schedules of Corporate Fixed Securities Portfolio by Sector and Mortgage Loans by Risk Category
The following table presents the composition of the Company's corporate securities portfolio by sector:

	As of December 31, 2018		As of December 31, 2017
	Fair Value	% of Total	Fair Value	% of Total
Consumer staples	$5,707.7	24.1	$5,779.5	24.1
Industrial	4,281.2	18.1	4,737.1	19.8
Energy	2,892.4	12.2	2,457.7	10.3
Financials	2,660.8	11.2	2,535.0	10.6
Utilities	2,652.0	11.2	2,739.2	11.4
Telecommunication services	2,230.0	9.4	2,248.6	9.4
Consumer discretionary	2,110.9	8.9	2,010.8	8.4
Other	1,156.4	4.9	1,424.3	6.0
Total	$23,691.4	100.0%	$23,932.2	100.0%
The following table sets forth the Company's mortgage loans by risk category:

	As of December 31, 2018		As of December 31, 2017
	Balance	%	Balance	%
Lower risk	$1,965.2	66.9%	$1,486.1	69.8%
Medium risk	727.6	24.8	486.3	22.8
Higher risk	244.7	8.3	157.6	7.4
Subtotal, excluding certain PGAAP loans	2,937.5	100.0	2,130.0	100.0
Lower risk	2,586.9	73.0	2,899.2	70.7
Medium risk	745.9	21.0	896.8	21.8
Higher risk	211.2	6.0	308.4	7.5
Subtotal, certain PGAAP loans (1)	3,544.0	100.0%	4,104.4	100.0%
Loans specifically evaluated for impairment (2)	—		4.8
Other (3)	3.6		2.0
Total	$6,485.1		$6,241.2
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(1)	Represents loans set to fair value on February 1, 2016 for which there are no indications of subsequent credit deterioration.

(2)	As of both December 31, 2018 and 2017, no reserves were held for loans specifically evaluated for impairment.

(3)	Includes allowance for loan losses and deferred fees and costs.

Allowance for Mortgage Loan Losses
The following table summarizes the activity in the Company’s allowance for mortgage loan losses, which includes portfolio and specific reserves:

	Successor Company			Predecessor Company
	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	February 1 to December 31, 2016	January 1 to January 31, 2016
Allowance at beginning of period (1)	$1.0	$0.7	$—	$8.1
Provision for specific loans	0.6	—	—	—
Provision for loans not specifically identified	0.5	0.3	0.7	—
Charge-offs	(0.6)	—	—	—
Allowance at end of period	$1.5	$1.0	$0.7	$8.1
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(1)	Balance was reset to $0.0 on February 1, 2016 due to PGAAP.